Inventories (Details) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Inventories
Raw materials	$ 634	$ 5,706	$ 2,662
Work-in-process	434		372
Finished products	3,978	2,756	2,371
Total inventories	$ 5,046	$ 8,462	$ 5,405